UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:                     June 30, 2006

Check here if Amendment [ ]; Amendment Number: N/A

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       ShareInVest Research L.P.
Address:    c/o The Millburn Corporation
            1270 Avenue of the Americas
            New York, New York  10020

Form 13F File Number:      28-05309

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kenneth P. Pearlman
Title:   Principal of ShareInVest Research L.P.
Phone:   212-332-7327

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman          New York, New York              July 31, 2006
--------------------------------------------------------------------------------
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  N/A



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         36

Form 13F Information Table Value Total:     $154,919
                                           (thousands)

List of Other Included Managers:            None



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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1               COLUMN 2     COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6     COLUMN 7       COLUMN 8
             --------               --------     --------   --------      --------        --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/  INVESTMENT      OTHER     VOTING AUTHORITY
          NAME OF ISSUER         TITLE OF CLASS    CUSIP    (X$1000)   PRN AMT PRN CALL  DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------         --------------    -----    --------   ----------------  ----------    --------   ----------------

AMERICAN AXLE & MFG HLDGS IN         COM         024061103   4,295     251,000 SH          Sole          N/A             251,000

AMERICAN EAGLE OUTFITTERS NE         COM         02553E106   8,413     247,162 SH          Sole          N/A             247,162

BALLY TECHNOLOGIES, INC.             COM         05874B107   344       20,900 SH           Sole          N/A              20,900

BEST BUY INC.                        COM         086516101   2,636     48,075 SH           Sole          N/A              48,075

CARMAX, INC.                         COM         143130102   1,600     45,134 SH           Sole          N/A              45,134

CARNIVAL CORP.                   PAIRED CTF      143658300   1,281     30,700 SH           Sole          N/A              30,700

CARTER INC.                          COM         146229109   3,211     121,500 SH          Sole          N/A             121,500

CENTEX CORP.                         COM         152312104   4,255     84,600 SH           Sole          N/A              84,600

CHAMPION ENTERPRISES INC.            COM         158496109   2,265     205,200 SH          Sole          N/A             205,200

COVENANT TRANS INC                   CLA         22284P105   1,146     75,300 SH           Sole          N/A              75,300

DOLLAR GEN CORP                      COM         256669102   1,836     131,300 SH          Sole          N/A             131,300

EAGLE MATERIALS INC.                 COM         26969P108   1,164     24,506 SH           Sole          N/A              24,506

GENCORP INC.                         COM         368682100   16        1,000 SH            Sole          N/A               1,000

GENENTECH INC.                     COM NEW       368710406   20,214    247,109 SH          Sole          N/A             247,109

H&E EQUIPMENT SERVICES INC.          COM         404030108   147       5,000 SH            Sole          N/A               5,000

HEARTLAND EXPRESS INC.               COM         422347104   6,510     363,683 SH          Sole          N/A             363,683

INFRASOURCE SVCS INC                 COM         45684P102   1,850     101,600 SH          Sole          N/A             101,600

HUNT J B TRANS SVCS INC              COM         445658107   7,879     316,300 SH          Sole          N/A             316,300

KNIGHT TRANSN INC                    COM         499064103   10,139    501,921 SH          Sole          N/A             501,921

LOWES COS INC                        COM         548661107   5,412     89,200 SH           Sole          N/A              89,200

MAGNA ENTMT CORP                     CLA         559211107   1,773     337,000 SH          Sole          N/A             337,000

MAXIM INTEGRATED PRODS INC           COM         57772K101   3,856     120,100 SH          Sole          N/A             120,100

MEDTRONIC INC.                       COM         585055106   5,447     116,100 SH          Sole          N/A             116,100

MERCER INTL INC                      COM         588056101   2,143     246,900 SH          Sole          N/A             246,900

MORTONS RESTAURANT GRP INC N         COM         619430101   77        5,000 SH            Sole          N/A                5,000

OLD DOMINION FGHT LINES INC          COM         679580100   9,477     252,112 SH          Sole          N/A             252,112

QUANTA SVCS INC                      COM         74762E102   7,727     445,900 SH          Sole          N/A             445,900

RARE HOSPITALITY INTL INC            COM         753820109   9,394     326,650 SH          Sole          N/A             326,650

RUSH ENTERPRISES INC                 CLA         781846209   1,440     79,224 SH           Sole          N/A              79,224

RYANAIR HLDGS PLC                    ADR         783513104   11,279    213,950 SH          Sole          N/A             213,950

STAPLES, INC.                        COM         855030102   5,096     209,296 SH          Sole          N/A             209,296

SWIFT TRANSN CO                      COM         870756103   5,542     174,500 SH          Sole          N/A             174,500

TEXAS ROADHOUSE INC.                 CLA         882681109   1,785     132,000 SH          Sole          N/A             132,000

TOLL BROTHERS INC.                   COM         889478103   1,639     64,100 SH           Sole          N/A              64,100

URBAN OUTFITTERS INC.                COM         917047102   2,510     143,524 SH          Sole          N/A             143,524

U S XPRESS ENTERPRISES INC           CLA         90338N103   1,121     41,500 SH           Sole          N/A              41,500


                              TOTAL                        154,919

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